Risk management - ING Group long-term debt maturity profile by currency (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	€ 90,000	€ 78,000
2023
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	9,000	11,000
More than 1 year but less than 2 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	3,000	9,000
More than 2 years but less than 3 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	9,000	3,000
More than 3 years but less than 4 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	11,000	6,000
More than 4 years but less than 5 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	9,000	7,000
2028
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	13,000	5,000
More than 5 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	35,000	38,000
Euro
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	61,000	52,000
Euro | 2023
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	5,000	7,000
Euro | More than 1 year but less than 2 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1,000	5,000
Euro | More than 2 years but less than 3 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	7,000	1,000
Euro | More than 3 years but less than 4 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	5,000	5,000
Euro | More than 4 years but less than 5 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	6,000	3,000
Euro | 2028
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	8,000	2,000
Euro | More than 5 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	29,000	29,000
US dollar
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	19,000	18,000
US dollar | 2023
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	3,000	4,000
US dollar | More than 1 year but less than 2 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1,000	3,000
US dollar | More than 2 years but less than 3 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile		1,000
US dollar | More than 3 years but less than 4 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	4,000
US dollar | More than 4 years but less than 5 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	3,000	2,000
US dollar | 2028
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	4,000	3,000
US dollar | More than 5 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	4,000	5,000
Other currency
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	9,000	8,000
Other currency | 2023
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1,000
Other currency | More than 1 year but less than 2 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1,000	1,000
Other currency | More than 2 years but less than 3 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1,000	1,000
Other currency | More than 3 years but less than 4 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	2,000
Other currency | More than 4 years but less than 5 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile		2,000
Other currency | 2028
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1,000
Other currency | More than 5 years
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	€ 2,000	€ 3,000